Non-controlling interests	12 Months Ended
Dec. 31, 2017
Non-controlling interests [abstract]
Non-controlling interests
41	Non-controlling interests

The following table summarizes the information relating to each of the Company and subsidiaries that have material non-controlling interests ("NCI"):

	Qinbei Power	Beijing Cogeneration	Luohuang Power	Weihai Power	Jinling Power	Yueyang Power	Shidongkou Power	Yangliuqing Cogeneration	Shandong Power	Other individually immaterial subsidiaries	Total

NCI percentage	40%	59%	40%	40%	40%	45%	50%	45%	20%

31 December 2017
Non-current assets	10,553,775	6,841,918	4,055,507	4,664,868	5,049,079	4,875,004	3,712,623	2,541,803	47,665,952
Current assets	1,738,000	1,257,485	887,225	633,012	494,312	987,812	494,073	497,441	6,891,086
Non-current liabilities	(3,053,535)	(394,590)	(242,944)	(81,048)	(1,541,444)	(1,042,093)	(731,640)	(205,205)	(19,681,891)
Current liabilities	(5,821,543)	(2,501,516)	(2,064,897)	(2,462,363)	(1,854,441)	(2,590,470)	(1,919,701)	(869,071)	(18,695,005)
Net assets	3,416,697	5,203,297	2,634,891	2,754,469	2,147,506	2,230,253	1,555,355	1,964,968	16,180,142
Carrying amount of NCI	1,380,594	3,050,283	1,032,938	1,101,787	859,024	1,019,016	777,678	883,340	4,697,283	5,171,095	19,973,038

Revenue	4,587,612	4,262,547	2,303,079	3,421,115	3,423,688	3,149,190	2,117,052	2,010,872	22,566,737
Net (loss)/profit	(169,261)	541,602	(60,758)	324,335	269,949	47,224	164,557	121,853	(800,622)
Total comprehensive (loss)/income	(169,261)	541,602	(60,758)	324,335	269,949	47,224	164,557	121,853	(943,860)
(Loss)/profit allocated to NCI	(67,704)	319,545	(24,303)	129,734	107,980	21,251	82,278	54,834	(287,923)	(331,321)	4,371
Other comprehensive (loss)/income allocated to NCI	-	-	-	-	-	-	-	-	(28,648)	152	(28,496)
Cash flow from operating activities	970,585	1,071,888	195,282	681,568	731,714	426,437	311,668	334,842	3,848,712
Cash flow from investment activities	(252,441)	(1,190,093)	(383,004)	(231,142)	(47,518)	(242,288)	(93,434)	(64,179)	(3,967,060)
Cash flow from financing activities	(613,010)	70,299	156,483	(405,196)	(680,226)	(191,231)	(384,317)	(288,299)	(282,625)
Net increase/ (decrease) in cash and cash equivalents	105,134	(49,605)	(31,239)	45,230	3,970	(7,082)	(166,083)	(17,586)	(402,950)
Dividends paid to NCI	150,000	532,966	-	160,000	179,023	65,675	133,700	71,103	220,321

	Qinbei Power	Beijing Cogeneration	Luohuang Power	Weihai Power	Jinling Power	Yueyang Power	Shidongkou Power	Yangliuqing Cogeneration	Other individually immaterial subsidiaries	Total

NCI percentage	40%	59%	40%	40%	40%	45%	50%	45%
31 December 2016
Non-current assets	11,210,604	5,821,110	3,966,880	4,988,112	5,426,759	4,958,325	3,917,340	2,654,085
Current assets	1,472,192	1,041,957	864,069	508,493	649,446	826,089	380,641	563,023
Non-current liabilities	(2,206,586)	(152,911)	(284,064)	(104,952)	(1,773,332)	(1,150,021)	(1,055,640)	(224,373)
Current liabilities	(6,475,340)	(1,665,750)	(1,601,236)	(2,504,410)	(1,835,090)	(1,828,581)	(1,584,142)	(991,614)
Net assets	4,000,870	5,044,406	2,945,649	2,887,243	2,467,783	2,805,812	1,658,199	2,001,121
Carrying amount of NCI	1,614,264	2,928,015	1,157,242	1,154,897	987,135	1,260,591	829,099	899,609	5,352,890	16,183,742
Revenue	5,006,349	4,476,729	2,436,586	3,217,209	3,734,108	2,716,817	1,915,915	1,773,869
Net profit	457,311	788,899	122,508	507,900	655,568	243,913	297,211	177,447
Total comprehensive income	457,311	788,899	122,508	507,900	655,568	243,913	297,211	177,447
Profit allocated to NCI	182,924	465,450	49,003	203,160	262,227	109,761	148,606	79,851	326,578	1,827,560
Other comprehensive income allocated to NCI	-	-	-	-	-	-	-	-	484	484
Cash flow from operating activities	1,400,042	973,352	550,346	1,045,828	1,293,565	568,379	890,615	295,547
Cash flow from investment activities	(312,604)	(540,151)	(189,599)	(273,117)	(37,274)	(62,622)	(258,892)	(197,600)
Cash flow from financing activities	(1,247,836)	(344,718)	(319,643)	(786,471)	(1,255,955)	(521,249)	(462,075)	(58,293)
Net (decrease)/increase in cash and cash equivalents	(160,398)	88,518	41,104	(13,760)	336	(15,492)	169,648	39,616
Dividends paid to NCI	433,090	687,679	120,000	366,983	308,923	-	273,900	128,857